Tax Attribute Carryforwards (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Tax attribute carryforwards
Regular net operating losses	$ 291,301
Alternative minimum tax net operating losses	7,409
Capital losses	93,387
Alternative minimum tax credits	3,131
Foreign tax credits	19,680
UNITED STATES [Member]
Tax attribute carryforwards
Regular net operating losses	133,640
Alternative minimum tax net operating losses	7,409
Capital losses	89,632
Alternative minimum tax credits	3,131
Foreign tax credits	19,680
ARGENTINA [Member]
Tax attribute carryforwards
Regular net operating losses	18,598
Alternative minimum tax net operating losses	0
Capital losses	0
Alternative minimum tax credits	0
Foreign tax credits	0
CANADA
Tax attribute carryforwards
Regular net operating losses	4,243
Alternative minimum tax net operating losses	0
Capital losses	3,755
Alternative minimum tax credits	0
Foreign tax credits	0
MEXICO [Member]
Tax attribute carryforwards
Regular net operating losses	31,305
Alternative minimum tax net operating losses	0
Capital losses	0
Alternative minimum tax credits	0
Foreign tax credits	0
NEW ZEALAND
Tax attribute carryforwards
Regular net operating losses	96,875
Alternative minimum tax net operating losses	0
Capital losses	0
Alternative minimum tax credits	0
Foreign tax credits	0
Other [Member]
Tax attribute carryforwards
Regular net operating losses	6,640
Alternative minimum tax net operating losses	0
Capital losses	0
Alternative minimum tax credits	0
Foreign tax credits	$ 0